Pursuant to Rule 497(e)
Registration No. 333-11283

SUNAMERICA SERIES, INC.

Focused Dividend Strategy Portfolio (the “Portfolio”)

Supplement dated November 8, 2013 to the Portfolio’s Prospectus dated May 14, 2013, as supplemented and amended to date

At a special meeting held on November 8, 2013, the shareholders of the Portfolio, a series of SunAmerica Series, Inc. (the “Corporation”), voted to amend the Investment Advisory and Management Agreement between the Corporation, on behalf of the Portfolio, and SunAmerica Asset Management Corp. (“SunAmerica”) (the “Amended Advisory Agreement”) to increase the advisory fee rate payable by the Portfolio to SunAmerica. Under the Amended Advisory Agreement, advisory fees are payable to SunAmerica with respect to the Portfolio at an annual rate equal to 0.60% on the first $1.5 billion of the Portfolio’s average daily net assets; 0.50% of the next $1.5 billion of average daily net assets; and 0.40% thereafter. The new advisory fee rate will take effect on November 11, 2013.

Accordingly, effective on November 11, 2013, the expense information for the Portfolio in the table under “Annual Fund Operating Expenses,” in the section “Portfolio Highlights” on page 17 of the Prospectus, is hereby restated as follows to reflect the new advisory fee rate:

	Focused Dividend Strategy Portfolio
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class W
Management Fees(+)	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.35%	1.00%	1.00%	—
Other Expenses	0.28%	0.29%	0.28%	0.44	%(2)

Total Annual Fund Operating Expenses	1.21%	1.87%	1.86%	1.02%

(2)	Other expenses with respect to the Class W shares are based on estimated amounts for the current fiscal year since no Class W shares were issued as of the Portfolio’s most recent fiscal year end.

(+)	The management fees shown in the table reflect the restated management fee rate for the fiscal year ended October 31, 2012. The restated management fee rate for the fiscal year ended October 31, 2013 is 0.50%.

Moreover, the cost information for the Portfolio in the table under “Example,” in the section “Portfolio Highlights” on page 18 of the Prospectus, is hereby restated as follows to reflect the new advisory fee rate:

Focused Dividend Strategy Portfolio	1 Year	3 Years	5 Years	10 Years
Class A Shares	$691	$937	$1,202	$1,957
Class B Shares	590	888	1,211	2,018
Class C Shares	289	585	1,006	2,180
Class W Shares	104	325	563	1,248

You would pay the following expenses if you did not redeem your shares:

Focused Dividend Strategy Portfolio	1 Year	3 Years	5 Years	10 Years
Class A Shares	$691	$937	$1,202	$1,957
Class B Shares	190	588	1,011	2,018
Class C Shares	189	585	1,006	2,180
Class W Shares	104	325	563	1,248

In addition, the information relating to the Portfolio in the table under “Adviser,” in the section “Portfolio Management” on page 47 of the Prospectus, is hereby deleted and replaced with the following:

Portfolio	Rate of Investment Advisory Fee
Focused Dividend Strategy Portfolio(+)	0.58%

(+)	Effective November 11, 2013, the investment advisory fee rate for the Focused Dividend Strategy Portfolio was changed to 0.60% on the first $1.5 billion of average daily net assets, 0.50% of the next $1.5 billion and 0.40% thereafter. Based on this new fee rate, the restated investment advisory fee rate for the fiscal year ended October 31, 2012 is 0.58%. The restated investment advisory fee rate for the fiscal year ended October 31, 2013 is 0.50%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP8_S5118FOC2_5-13

SUNAMERICA SERIES, INC.

Focused Dividend Strategy Portfolio (the “Portfolio”)

Supplement dated November 8, 2013 to the Portfolio’s Statement of Additional Information (“SAI”)

dated May 14, 2013, as supplemented and amended to date

At a special meeting held on November 8, 2013, the shareholders of the Portfolio, a series of SunAmerica Series, Inc. (the “Corporation”), voted to amend the Investment Advisory and Management Agreement between the Corporation, on behalf of the Portfolio, and SunAmerica Asset Management Corp. (“SunAmerica”) (the “Amended Advisory Agreement”) to increase the advisory fee rate payable by the Portfolio to SunAmerica. Under the Amended Advisory Agreement, advisory fees are payable to SunAmerica with respect to the Portfolio at an annual rate equal to 0.60% on the first $1.5 billion of the Portfolio’s average daily net assets; 0.50% of the next $1.5 billion of average daily net assets; and 0.40% thereafter. The new advisory fee rate will take effect on November 11, 2013.

Accordingly, the information relating to the Portfolio in the first table under “The Adviser,” in the section “Adviser, Personal Securities Trading, Distributor and Administrator” on page B-45 of the SAI, is hereby deleted and replaced with the following:

Portfolio	Fee
Dividend Strategy Portfolio	0.60% on first $1.5 billion 0.50% on next $1.5 billion 0.40% thereafter

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP2_S5118FOC2_5-13